Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period		9/1/11-9/30/11
Determination Date		10/10/2011
Distribution Date		10/17/2011

Pool Balance

1 . Pool Balance on the close of the last day of the preceding Collection Period		$407,385,814.41
2 . Collections allocable to Principal		$13,870,279.33
3 . Purchase Amount allocable to Principal		$0.00
4 . Defaulted Receivables		$457,541.13

5 . Pool Balance on the close of the last day of the related Collection Period (Ln1- Ln2 - Ln3 - Ln4)		$393,057,993.95
6 . Total number of Receivables outstanding on the close of the last day of the related Collection Period		31,378
7 . Initial Pool Balance		$650,000,000.99
	Beginning of Period	End of Period
8 . Note Balances
a. Class A-1 Note Balance	$0.00	$0.00
b. Class A-2 Note Balance	$18,275,027.19	$4,162,124.04
c. Class A-3 Note Balance	$249,000,000.00	$249,000,000.00
d. Class A-4 Note Balance	$82,000,000.00	$82,000,000.00
e. Class B Note Balance	$43,875,000.00	$43,875,000.00
f. Class C Note Balance	$8,125,000.00	$8,125,000.00

g. Note Balance (sum a - f)	$401,275,027.19	$387,162,124.04

9 . Pool Factors
a. Class A-1 Note Pool Factor	0.0000000	0.0000000
b. Class A-2 Note Pool Factor	0.1522919	0.0346844
c. Class A-3 Note Pool Factor	1.0000000	1.0000000
d. Class A-4 Note Pool Factor	1.0000000	1.0000000
e. Class B Note Pool Factor	1.0000000	1.0000000
f. Class C Note Pool Factor	1.0000000	1.0000000

g. Note Pool Factor	0.6173462	0.5956340
10 . Overcollateralization Target Amount		$5,895,869.91
11 . Current overcollateralization amount (Pool Balance - Note Balance)		$5,895,869.91
12 . Weighted Average Coupon		% 9.54%
13 . Weighted Average Original Term		months 65.42
14 . Weighted Average Remaining Term		months 47.28
Collections
15 . Finance Charges:
a. Collections allocable to Finance Charge		$3,407,148.32
b. Liquidation Proceeds allocable to Finance Charge		$1,332.81
c. Purchase Amount allocable to Finance Charge		$0.00

d. Available Finance Charge Collections (sum a - c)		$3,408,481.13
16 . Principal:
a. Collections allocable to Principal		$13,870,279.33
b. Liquidation Proceeds allocable to Principal		$218,498.79
c. Purchase Amount allocable to Principal		$0.00

d. Available Principal Collections (sum a - c)		$14,088,778.12
17 . Total Finance Charge and Principal Collections (15d+16d)		$17,497,259.25
18 . Interest Income from Collection Account		$557.76
19 . Simple Interest Advances		$0.00

20 . Available Collections (Ln17+18+19)	$17,497,817.01
Available Funds
21 . Available Collections	$17,497,817.01
22 . Reserve Account Draw Amount	$0.00

23 . Available Funds	$17,497,817.01
Application of Available Funds
24 . Servicing Fee
a. Monthly Servicing Fee	$339,488.18
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$339,488.18

d. Shortfall Amount (a + b - c)	$0.00
25 . Unreimbursed Servicer Advances	$0.00
26 . Backup Servicing Fees and Unpaid Transition Expenses	$2,546.16
a. Monthly Servicing Fee
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$2,546.16

e. Shortfall Amount (a + b + c - d)	$0.00
27 . Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00
e. Class A-2 Monthly Interest	$14,010.85
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$14,010.85
i. Class A-3 Monthly Interest	$292,575.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$292,575.00
m. Class A-4 Monthly Interest	$139,400.00
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$139,400.00
28 . Priority Principal Distributable Amount	$0.00
29 . Class B Noteholder Interest Amount
a. Class B Monthly Interest	$144,787.50
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$144,787.50
30 . Secondary Principal Distributable Amount	$92,033.24
31 . Class C Noteholder Interest Amount
a. Class C Monthly Interest	$35,072.92
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$35,072.92
32 . Tertiary Principal Distributable Amount	$8,125,000.00
33 . Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))	$9,184,913.85
34 . Reserve Account Deficiency	$0.00
35 . Regular Principal Distributable Amount	$5,895,869.91
36 . Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37 . Additional Servicing Fees, if any	$0.00
38 . Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
39 . Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,408,481.13
b. Total Daily Deposits of Principal Collections	$14,088,778.12
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$557.76

e. Total Deposits to Collection Account (sum a - d)	$17,497,817.01
40 . Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$339,488.18
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,546.16
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,738,749.42
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,417,033.25

f. Total Withdrawals from Collection Account (sum a - e)	$17,497,817.01
Note Payment Account Activity
41 . Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$14,010.85
c. Class A-3 Interest Distribution	$292,575.00
d. Class A-4 Interest Distribution	$139,400.00
e. Class B Interest Distribution	$144,787.50
f. Class C Interest Distribution	$35,072.92
g. Class A-1 Principal Distribution	$0.00
h. Class A-2 Principal Distribution	$14,112,903.15
i. Class A-3 Principal Distribution	$0.00
j. Class A-4 Principal Distribution	$0.00
k. Class B Principal Distribution	$0.00
l. Class C Principal Distribution	$0.00

m. Total Deposits to Note Payment Account (sum a - l)	$14,738,749.42
42 . Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$14,126,914.00
c. Class A-3 Distribution	$292,575.00
d. Class A-4 Distribution	$139,400.00
e. Class B Distribution	$144,787.50
f. Class C Distribution	$35,072.92

g. Total Withdrawals from Note Payment Account (sum a - f)	$14,738,749.42
Certificate Payment Account Activity
43 . Deposits
a. Excess Collections	$2,417,033.25
b. Reserve Account surplus (Ln 53)	$57.14

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,417,090.39
44 . Withdrawals
a. Certificateholder Distribution	$2,417,090.39

b. Total Withdrawals from Certificate Payment Account	$2,417,090.39
Required Reserve Account Amount
45 . Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$387,162,124.04
46 . Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

47 . Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48 . Investment Earnings		$57.14
49 . Reserve Account Draw Amount		$0.00

50 . Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,057.14
51 . Deposit from Available Funds (Ln 40d)		$0.00
52 . If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53 . Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$57.14

54 . Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55 . Reserve Account Deficiency (Ln46 - Ln54)		$0.00
Instructions to the Trustee
56 . Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57 . Amount to be paid to Servicer from the Collection Account		$339,488.18
58 . Amount to be paid to Backup Servicer from the Collection Account		$2,546.16
59 . Amount to be deposited from the Collection Account into the Note Payment Account		$14,738,749.42
60 . Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,417,033.25
61 . Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62 . Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$57.14
63 . Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64 . Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$14,126,914.00
65 . Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$292,575.00
66 . Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67 . Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68 . Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69 . Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,417,090.39

Net Loss and Delinquency Activity
70 . Net Losses with respect to preceding Collection Period		$237,709.53
71 . Cumulative Net Losses		$2,879,647.04
72 . Cumulative Net Loss Percentage		0.4430%
73 . Delinquency Analysis	Number of Loans	Principal Balance
a. 31 to 60 days past due	524	$7,093,836.96
b. 61 to 90 days past due	137	$1,680,450.46
c. 91 or more days past due	75	$611,472.99

d. Total Past Due (sum a-c)	736	9,385,760.41
Servicer Covenant
74 . CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,420,345,000.00
75 . Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning
Name:	Keith D. Browning
Title:	Executive Vice President